STOCKHOLDERS' DEFICIT: Schedule of Warrants outstanding and exercisable by price range (Details) - Common Stock Warrants	Sep. 30, 2020 $ / shares
Options or Warrants Outstanding, Number	196,547,006
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	2.60
Options or Warrants Exercisable, Number	196,547,006
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.09
Option or Warrant 1
Options or Warrants Outstanding, Exercise Price	$ 0.05
Options or Warrants Outstanding, Number	1,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	0.95
Options or Warrants Exercisable, Exercise Price	$ 0.05
Options or Warrants Exercisable, Number	1,000,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.05
Option or Warrant 2
Options or Warrants Outstanding, Exercise Price	$ 0.06
Options or Warrants Outstanding, Number	16,050,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	1.84
Options or Warrants Exercisable, Exercise Price	$ 0.06
Options or Warrants Exercisable, Number	16,050,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.06
Option or Warrant 3
Options or Warrants Outstanding, Exercise Price	$ 0.07
Options or Warrants Outstanding, Number	2,500,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	1.95
Options or Warrants Exercisable, Exercise Price	$ 0.07
Options or Warrants Exercisable, Number	2,500,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.07
Option or Warrant 4
Options or Warrants Outstanding, Exercise Price	$ 0.08
Options or Warrants Outstanding, Number	30,468,477
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	1.71
Options or Warrants Exercisable, Exercise Price	$ 0.08
Options or Warrants Exercisable, Number	30,468,477
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.08
Option or Warrant 5
Options or Warrants Outstanding, Exercise Price	$ 0.09
Options or Warrants Outstanding, Number	225,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	1.06
Options or Warrants Exercisable, Exercise Price	$ 0.09
Options or Warrants Exercisable, Number	225,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.09
Option or Warrant 6
Options or Warrants Outstanding, Exercise Price	$ 0.10
Options or Warrants Outstanding, Number	124,573,734
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	2.61
Options or Warrants Exercisable, Exercise Price	$ 0.10
Options or Warrants Exercisable, Number	124,573,734
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.10
Option or Warrant 7
Options or Warrants Outstanding, Exercise Price	$ 0.11
Options or Warrants Outstanding, Number	3,704,795
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	3.48
Options or Warrants Exercisable, Exercise Price	$ 0.11
Options or Warrants Exercisable, Number	3,704,795
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.11
Option or Warrant 8
Options or Warrants Outstanding, Exercise Price	$ 0.12
Options or Warrants Outstanding, Number	15,375,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.93
Options or Warrants Exercisable, Exercise Price	$ 0.12
Options or Warrants Exercisable, Number	15,375,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.12
Option or Warrant 9
Options or Warrants Outstanding, Exercise Price	$ 0.14
Options or Warrants Outstanding, Number	2,550,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	3.00
Options or Warrants Exercisable, Exercise Price	$ 0.14
Options or Warrants Exercisable, Number	2,550,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.14
Option or Warrant 10
Options or Warrants Outstanding, Exercise Price	$ 0.18
Options or Warrants Outstanding, Number	400,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.24
Options or Warrants Exercisable, Exercise Price	$ 0.18
Options or Warrants Exercisable, Number	400,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.18